UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

(formerly Fidelity Tactical Income
Central Investment Portfolio)

June 30, 2007

1.816017.103

TP1-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,655,512
5.875% 3/15/11	12,095,000	12,156,733
		19,812,245
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	10,208,025
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	5,950,000	5,806,070
5.875% 1/15/36	1,830,000	1,585,188
		7,391,258
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	12,930,000	11,861,672
5.5% 3/15/11	5,020,000	4,994,749
Cox Communications, Inc.:
6.45% 12/1/36 (c)	11,925,000	11,469,274
7.125% 10/1/12	8,325,000	8,795,146
Gannett Co., Inc. 5.56% 5/26/09 (e)	7,745,000	7,745,341
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,752,775
8.25% 2/1/30	8,580,000	8,321,021
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,122,269
News America, Inc. 6.2% 12/15/34	9,165,000	8,543,521
Time Warner Cable, Inc. 5.85% 5/1/17 (c)	10,947,000	10,647,578
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,243,019
Viacom, Inc. 5.75% 4/30/11	7,510,000	7,499,126
		87,995,491
TOTAL CONSUMER DISCRETIONARY		125,407,019
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,481,683
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	2,466,475	2,393,788
6.302% 6/1/37 (e)	6,880,000	6,772,184
		9,165,972
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(e)	$ 4,290,000	$ 4,332,814
Tobacco - 0.2%
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	6,944,634
7.25% 6/15/37	5,400,000	5,558,992
		12,503,626
TOTAL CONSUMER STAPLES		29,484,095
ENERGY - 1.6%
Energy Equipment & Services - 0.5%
Kinder Morgan, Inc. 6.5% 9/1/12	25,440,000	25,463,074
Oil, Gas & Consumable Fuels - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	5,220,000	5,134,131
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,773,884
6.25% 2/15/13	4,500,000	4,564,980
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,861,121
Nakilat, Inc. 6.067% 12/31/33 (c)	12,950,000	12,134,927
Pemex Project Funding Master Trust:
5.75% 12/15/15	17,155,000	16,829,055
5.96% 12/3/12 (c)(e)	4,130,000	4,183,690
Plains All American Pipeline LP:
6.125% 1/15/17 (c)	1,795,000	1,781,525
6.65% 1/15/37 (c)	4,105,000	4,047,358
		62,310,671
TOTAL ENERGY		87,773,745
FINANCIALS - 11.3%
Capital Markets - 2.4%
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	14,855,313
6.25% 6/15/12	5,900,000	5,939,577
JPMorgan Chase Capital XVIII 6.95% 8/17/36	5,900,000	5,963,685
JPMorgan Chase Capital XX 6.55% 9/29/36	38,105,000	36,696,868
Lazard Group LLC:
6.85% 6/15/17 (c)	2,362,000	2,363,630
7.125% 5/15/15	8,210,000	8,468,812
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,590,000	5,435,308
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 4,300,000	$ 4,015,508
5.65% 1/9/14 (e)	18,765,000	18,682,453
6.6% 4/1/12	20,400,000	21,156,126
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	3,983,145
		127,560,425
Commercial Banks - 2.0%
Bank of America NA 6% 10/15/36	12,415,000	11,982,784
BB&T Capital Trust IV 6.82% 6/12/77 (e)	2,874,000	2,850,979
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,790,407
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	1,485,000	1,453,012
5.125% 2/14/11	11,295,000	11,124,818
5.25% 2/10/14 (c)	2,560,000	2,486,979
HSBC Holdings PLC 6.5% 5/2/36	5,385,000	5,534,008
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	11,914,736
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,433,735
4.75% 7/20/09	3,520,000	3,469,580
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(e)	5,630,000	5,654,462
Wachovia Bank NA 5.85% 2/1/37	15,905,000	15,051,108
Wells Fargo Bank NA 5.95% 8/26/36	19,963,000	19,573,582
		106,320,190
Consumer Finance - 0.4%
HSBC Finance Corp. 5.7% 6/1/11	1,575,000	1,579,353
SLM Corp.:
4.5% 7/26/10	1,140,000	1,054,060
5.515% 7/26/10 (e)	21,332,000	20,234,575
		22,867,988
Diversified Financial Services - 1.8%
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,123,607
7.8% 2/15/10	10,994,000	11,620,713
Citigroup, Inc. 6.125% 8/25/36	5,880,000	5,773,678
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	6,010,000	5,892,955
5.6% 6/1/11	26,510,000	26,572,113
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,572,561
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	$ 5,035,000	$ 5,026,758
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	4,246,518
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(e)	3,000,000	3,004,461
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(e)	2,500,000	2,424,890
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(e)	6,090,000	5,889,913
		97,148,167
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,455,045
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	11,559,000	11,837,537
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	7,190,000	7,321,642
Lincoln National Corp. 7% 5/17/66 (e)	5,355,000	5,494,658
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	9,370,000	9,030,188
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,505,714
		42,644,784
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	4,780,000	4,785,679
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,791,963
5.25% 5/1/15	5,130,000	4,959,258
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,305,620
5.75% 4/1/12	2,055,000	2,053,050
Colonial Properties Trust:
4.75% 2/1/10	4,450,000	4,354,565
5.5% 10/1/15	16,890,000	16,233,519
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,816,821
4.625% 8/1/10	370,000	359,057
5% 5/3/10	3,280,000	3,222,485
5.25% 4/15/11	1,855,000	1,823,591
5.375% 10/15/12	1,825,000	1,788,391
Duke Realty LP:
5.5% 3/1/16	3,680,000	3,574,340
5.625% 8/15/11	755,000	753,323
5.95% 2/15/17	1,270,000	1,265,089
Equity One, Inc.:
6% 9/15/17 (c)	3,010,000	2,944,262
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6.25% 1/15/17	$ 2,250,000	$ 2,247,714
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,487,301
6% 7/15/12	1,635,000	1,650,400
6.2% 1/15/17	1,240,000	1,250,435
HRPT Properties Trust 5.75% 11/1/15	1,115,000	1,090,124
Liberty Property LP 5.5% 12/15/16	3,150,000	3,027,068
Mack-Cali Realty LP:
5.05% 4/15/10	3,185,000	3,128,880
7.25% 3/15/09	4,805,000	4,934,033
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,420,774
6% 3/31/16	1,240,000	1,182,400
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,789,693
4.875% 8/15/10	9,675,000	9,494,271
5.1% 6/15/15	9,295,000	8,835,362
5.45% 3/15/13	22,350,000	21,998,837
7.75% 1/20/11	1,100,000	1,175,534
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,234,675
UDR, Inc. 5.5% 4/1/14	4,750,000	4,632,746
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,492,062
Washington (REIT) 5.95% 6/15/11	5,375,000	5,406,008
		145,509,330
Real Estate Management & Development - 0.4%
ERP Operating LP 5.5% 10/1/12	2,805,000	2,778,720
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,464,167
Realogy Corp.:
7.15% 10/15/11 (c)	3,850,000	3,859,625
7.5% 10/15/16 (c)	12,535,000	12,535,000
		23,637,512
Thrifts & Mortgage Finance - 0.8%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	2,480,000	2,440,451
Independence Community Bank Corp.:
3.75% 4/1/14 (e)	2,870,000	2,776,099
4.9% 9/23/10	13,255,000	12,968,984
Residential Capital Corp.:
6.375% 6/30/10	6,610,000	6,524,678
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
7.1869% 4/17/09 (c)(e)	$ 6,840,000	$ 6,822,900
The PMI Group, Inc. 6% 9/15/16	5,285,000	5,200,308
Washington Mutual, Inc. 4.625% 4/1/14	9,830,000	9,034,920
		45,768,340
TOTAL FINANCIALS		611,456,736
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,900,000	1,805,000
7.45% 5/1/34 (c)	7,300,000	7,044,500
		8,849,500
Airlines - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	283,083	284,498
6.978% 10/1/12	921,075	931,437
7.024% 4/15/11	2,545,000	2,583,175
7.858% 4/1/13	11,500,000	12,161,250
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,275,000
6.545% 8/2/20	1,363,782	1,385,166
6.648% 3/15/19	3,232,719	3,256,964
7.056% 3/15/11	2,000,000	2,025,000
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	4,480,000	4,648,941
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	2,262,234	2,347,068
8.36% 7/20/20	10,234,387	11,129,896
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,642,041	1,650,251
6.201% 3/1/10	706,570	713,636
6.602% 9/1/13	2,247,891	2,264,750
United AirLines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	13,630,000	13,561,850
		62,218,882
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	5,816,473
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	$ 2,756,000	$ 2,517,457
TOTAL INDUSTRIALS		79,402,312
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
The Western Union Co. 5.4% 11/17/11	4,295,000	4,237,353
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,825,256
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,477,237
6.375% 8/3/15	3,870,000	3,855,290
National Semiconductor Corp. 6.15% 6/15/12	3,260,000	3,297,193
		11,629,720
TOTAL INFORMATION TECHNOLOGY		18,692,329
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,627,928
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,620,000	2,713,366
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,850,113
		6,563,479
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,919,800
TOTAL MATERIALS		15,111,207
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,202,000	8,131,245
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,120,588
Embarq Corp. 7.082% 6/1/16	7,535,000	7,577,211
KT Corp. 5.875% 6/24/14 (c)	3,275,000	3,278,625
Telecom Italia Capital SA 5.25% 10/1/15	23,315,000	21,679,826
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
6.221% 7/3/17 (d)	$ 5,100,000	$ 5,087,230
7.045% 6/20/36	2,670,000	2,764,991
		53,639,716
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	17,179,000	16,296,944
Vodafone Group PLC:
5% 12/16/13	3,935,000	3,736,086
5.625% 2/27/17	15,532,000	14,851,574
		34,884,604
TOTAL TELECOMMUNICATION SERVICES		88,524,320
UTILITIES - 3.1%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	8,199,000	8,364,694
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,760,360
Commonwealth Edison Co. 5.4% 12/15/11	7,310,000	7,160,277
Exelon Corp. 4.9% 6/15/15	14,900,000	13,711,859
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,215,114
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,992,768
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,857,226
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	2,984,864
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,043,543
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	14,182,000	13,656,160
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,283,310
TXU Energy Co. LLC:
5.86% 9/16/08 (c)(e)	8,800,000	8,803,406
7% 3/15/13	5,930,000	6,116,736
		88,950,317
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,393,969
5.45% 9/15/20	3,940,000	3,563,840
5.93% 11/23/09 (e)	4,850,000	4,857,547
6.15% 3/1/13	3,565,000	3,592,725
7.875% 11/15/10	1,705,000	1,815,455
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,645,341
		17,868,877
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	$ 2,300,000	$ 2,218,477
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,259,684
PPL Energy Supply LLC 6.2% 5/15/16	4,520,000	4,478,665
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,270,464
		22,227,290
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,575,521
6.3% 9/30/66 (e)	11,838,000	11,906,317
7.5% 6/30/66 (e)	7,960,000	8,365,443
National Grid PLC 6.3% 8/1/16	12,875,000	13,109,956
		37,957,237
TOTAL UTILITIES		167,003,721
TOTAL NONCONVERTIBLE BONDS (Cost $1,239,681,641)		1,222,855,484
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 0.2%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,302,302
7.63% 8/1/14	825,000	824,898
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,127,200
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	252,176,742	242,293,628
2.375% 1/15/17 (b)(i)	159,091,817	155,319,185
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		397,612,813
U.S. Treasury Obligations - 12.8%
U.S. Treasury Bond stripped principal 2/15/31	13,420,000	4,019,424
U.S. Treasury Notes:
4.75% 2/15/10 (d)	85,106,000	84,804,898
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 1/31/12 (b)	$ 224,220,000	$ 222,538,350
4.75% 5/31/12 (d)	386,099,000	383,078,439
TOTAL U.S. TREASURY OBLIGATIONS		694,441,111
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,109,552,299)		1,101,181,124
U.S. Government Agency - Mortgage Securities - 31.8%

Fannie Mae - 26.4%
3.753% 10/1/33 (e)	355,348	354,762
3.786% 6/1/34 (e)	1,809,780	1,776,661
3.802% 6/1/33 (e)	315,849	317,300
3.843% 5/1/34 (e)	13,138,264	12,917,360
3.947% 5/1/33 (e)	112,542	112,005
3.995% 10/1/18 (e)	259,796	257,653
4% 6/1/18 to 9/1/19	42,830,031	39,711,923
4.013% 4/1/33 (e)	103,489	103,838
4.076% 2/1/35 (e)	187,593	188,008
4.1% 1/1/35 (e)	627,560	629,587
4.166% 1/1/35 (e)	808,430	793,283
4.202% 1/1/34 (e)	1,529,641	1,516,018
4.25% 2/1/35 (e)	391,431	384,677
4.256% 1/1/34 (e)	1,078,791	1,070,445
4.267% 5/1/35 (e)	389,066	389,158
4.291% 8/1/33 (e)	683,195	684,562
4.294% 3/1/35 (e)	328,152	329,915
4.303% 3/1/33 (e)	199,021	195,563
4.315% 4/1/35 (e)	179,022	178,896
4.345% 1/1/35 (e)	418,838	412,189
4.365% 2/1/34 (e)	783,516	777,968
4.396% 10/1/34 (e)	2,057,582	2,033,319
4.396% 2/1/35 (e)	616,164	605,760
4.422% 5/1/35 (e)	335,883	336,342
4.432% 3/1/35 (e)	574,371	564,954
4.435% 5/1/35 (e)	1,044,295	1,043,563
4.443% 8/1/34 (e)	1,106,287	1,099,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.487% 3/1/35 (e)	$ 1,266,277	$ 1,247,060
4.498% 2/1/35 (e)	2,081,235	2,100,475
4.5% 5/1/18 to 8/1/35	87,941,768	82,608,733
4.5% 7/1/22 (d)	6,000,000	5,692,136
4.5% 7/1/22 (d)	17,000,000	16,127,718
4.503% 2/1/35 (e)	301,883	303,268
4.508% 3/1/35 (e)	1,202,756	1,185,260
4.509% 2/1/35 (e)	178,511	181,006
4.518% 7/1/35 (e)	1,233,062	1,230,027
4.519% 2/1/35 (e)	5,917,814	5,881,569
4.527% 7/1/34 (e)	2,178,349	2,159,491
4.567% 2/1/35 (e)	1,100,113	1,086,190
4.571% 7/1/35 (e)	1,718,563	1,725,605
4.574% 2/1/35 (e)	3,847,515	3,797,321
4.579% 1/1/35 (e)	431,571	430,277
4.586% 11/1/34 (e)	1,100,434	1,088,527
4.651% 3/1/35 (e)	2,513,507	2,526,608
4.658% 11/1/34 (e)	1,281,104	1,270,812
4.688% 9/1/35 (e)	15,679,780	15,445,605
4.721% 7/1/34 (e)	1,037,636	1,031,663
4.721% 12/1/34 (e)	819,262	812,300
4.733% 7/1/35 (e)	3,851,387	3,755,966
4.742% 5/1/35 (e)	12,952,418	12,812,277
4.783% 12/1/34 (e)	324,940	322,239
4.788% 8/1/35 (e)	9,134,702	9,000,964
4.804% 6/1/35 (e)	1,785,896	1,791,042
4.806% 9/1/35 (e)	7,869,411	7,756,974
4.857% 10/1/34 (e)	4,563,649	4,537,231
4.859% 4/1/35 (e)	11,290,178	11,181,897
4.876% 2/1/36 (e)	6,816,573	6,730,086
5% 2/1/18 to 6/1/34	47,187,133	45,650,156
5% 7/1/37 (d)	50,000,000	46,820,130
5% 7/1/37 (d)	90,000,000	84,276,234
5% 7/1/37 (d)	57,000,000	53,374,948
5% 7/1/37 (d)	17,000,000	15,918,844
5% 8/1/37 (d)	40,000,000	37,449,856
5% 8/1/37 (d)	43,000,000	40,377,980
5.051% 5/1/35 (e)	2,007,634	2,021,284
5.07% 9/1/34 (e)	3,336,994	3,329,463
5.081% 9/1/34 (e)	367,341	366,576
5.1% 3/1/35 (e)	14,683,805	14,605,839
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.107% 1/1/36 (e)	$ 13,379,828	$ 13,270,678
5.161% 5/1/35 (e)	4,383,679	4,362,468
5.168% 6/1/35 (e)	1,416,284	1,422,192
5.176% 3/1/35 (e)	193,282	192,662
5.196% 5/1/35 (e)	4,388,991	4,370,954
5.278% 9/1/36 (e)	9,931,671	9,815,185
5.326% 12/1/34 (e)	526,675	526,939
5.346% 2/1/36 (e)	40,120,560	39,967,027
5.352% 3/1/36 (e)	4,017,592	4,015,343
5.363% 1/1/36 (e)	39,836,863	39,671,109
5.457% 4/1/36 (e)	1,555,232	1,560,280
5.478% 2/1/36 (e)	8,336,067	8,329,709
5.499% 7/1/36 (e)	12,177,314	12,155,215
5.5% 2/1/11 to 10/1/34	56,458,691	55,215,461
5.5% 7/1/37 (d)	87,000,000	83,857,978
5.5% 7/1/37 (d)	43,000,000	41,447,046
5.5% 7/1/37 (d)	38,000,000	36,627,622
5.5% 7/1/37 (d)	56,000,000	53,977,549
5.5% 7/1/37 (d)	48,000,000	46,382,088
5.5% 8/1/37 (d)	17,000,000	16,420,348
5.589% 2/1/36 (e)	8,783,711	8,797,257
5.598% 6/1/36 (e)	19,998,219	19,993,646
5.667% 1/1/36 (e)	6,868,438	6,890,254
5.703% 3/1/36 (e)	6,099,584	6,119,915
5.809% 2/1/36 (e)	1,467,259	1,474,200
5.816% 1/1/36 (e)	1,664,182	1,666,741
6% 3/1/18 to 1/1/34	23,095,333	23,035,689
6% 7/1/22 (d)	21,000,000	21,088,114
6% 7/1/37 (d)	25,000,000	24,723,253
6% 8/1/37 (d)	30,000,000	29,698,554
6.096% 4/1/36 (e)	17,844,806	17,965,853
6.5% 2/1/12 to 5/1/34	62,989,707	64,152,191
6.5% 7/1/37 (d)	57,000,000	57,524,087
6.5% 8/1/37 (d)	20,000,000	20,167,484
6.5% 8/14/37 (d)	18,000,000	18,150,736
7% 3/1/08 to 2/1/33	11,972,701	12,292,751
7.5% 10/1/09 to 11/1/31	4,557,995	4,771,418
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8% 6/1/10 to 6/1/29	$ 2,296	$ 2,392
11.5% 11/1/15	22,130	23,528
TOTAL FANNIE MAE		1,430,922,302
Freddie Mac - 3.5%
3.91% 6/1/34 (e)	3,824,711	3,749,783
4% 7/1/18 to 9/1/20	8,409,856	7,786,496
4.066% 1/1/35 (e)	422,270	422,404
4.288% 3/1/35 (e)	424,321	423,544
4.302% 12/1/34 (e)	562,778	551,867
4.344% 3/1/35 (e)	875,941	858,390
4.378% 2/1/35 (e)	1,053,329	1,032,490
4.42% 6/1/35 (e)	687,597	684,088
4.426% 3/1/35 (e)	559,255	547,706
4.427% 2/1/34 (e)	458,259	453,787
4.445% 3/1/35 (e)	565,335	554,462
4.483% 3/1/35 (e)	1,476,629	1,448,962
4.5% 5/1/19	1,342,020	1,277,721
4.541% 2/1/35 (e)	944,300	927,197
4.652% 5/1/35 (e)	3,345,165	3,286,200
4.737% 10/1/35 (e)	31,506,274	30,915,604
4.794% 2/1/36 (e)	8,196,604	8,056,329
4.833% 9/1/35 (e)	14,131,671	13,884,102
4.989% 4/1/35 (e)	2,369,851	2,381,305
5% 11/1/33	533,743	502,696
5.129% 4/1/35 (e)	2,514,261	2,493,808
5.196% 2/1/36 (e)	30,337,290	30,068,966
5.285% 6/1/35 (e)	22,254,307	22,153,900
5.552% 1/1/36 (e)	1,621,103	1,622,517
5.723% 4/1/36 (e)	13,050,081	13,061,960
5.791% 11/1/36 (e)	14,071,565	14,064,884
6% 10/1/23 to 5/1/33	6,243,484	6,236,353
6.581% 7/1/36 (e)	15,139,444	15,306,967
7.5% 11/1/16 to 6/1/32	2,276,654	2,384,244
8% 7/1/25 to 10/1/27	76,594	80,848
8.5% 2/1/19 to 8/1/22	10,278	10,954
12% 11/1/19	13,688	15,170
TOTAL FREDDIE MAC		187,245,704
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 1.9%
4.75% 1/20/34 (e)	$ 3,332,315	$ 3,317,480
6% 6/15/08 to 9/15/10	963,184	969,016
6.5% 12/15/07 to 12/15/32	10,637,627	10,827,629
6.5% 7/1/37 (d)	54,000,000	54,759,375
6.5% 8/21/37 (d)	20,000,000	20,283,890
7% 6/15/24 to 12/15/33	8,364,064	8,676,079
7.5% 3/15/22 to 8/15/28	2,608,755	2,730,449
8% 4/15/24 to 12/15/25	150,544	158,465
8.5% 8/15/29 to 11/15/31	385,710	412,829
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		102,135,212
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,729,900,641)		1,720,303,218
Asset-Backed Securities - 2.2%

ACE Securities Corp. Series 2004-OP1 Class M1, 5.84% 4/25/34 (e)	2,312,104	2,312,095
Airspeed Ltd. Series 2007-1A Class C1, 7.8324% 4/15/24 (c)(e)	5,405,000	5,405,000
Argent Securities, Inc. Series 2003-W3 Class M2, 6.8738% 9/25/33 (e)	5,400,000	5,423,337
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (e)	4,147,143	4,149,614
Series 2004-HE2 Class M1, 5.87% 4/25/34 (e)	3,320,000	3,327,450
Capital Auto Receivables Asset Trust Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	1,340,000	1,347,915
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	1,123,672	1,105,224
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	13,939,568
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,295,801	1,977,259
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.75% 5/25/33 (e)	762,955	763,333
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (c)	2,144,999	2,139,729
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,633,808
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,706,000	2,644,693
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A: - continued
Class C, 5.074% 6/15/35 (c)	$ 2,457,000	$ 2,408,618
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (c)	9,235,000	9,224,442
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,864,224
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.75% 1/25/35 (e)	900,000	901,972
Class M2, 5.78% 1/25/35 (e)	1,300,000	1,303,107
Class M3, 5.81% 1/25/35 (e)	700,000	701,285
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,477,180	3,431,134
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (e)	1,475,677	1,476,864
Series 2003-4 Class M1, 6.12% 10/25/33 (e)	122,172	122,269
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	664,146	664,141
Class M2, 5.81% 1/20/35 (e)	498,110	497,999
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,390,412
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	5,316,952
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.07% 7/25/33 (e)	5,210,215	5,212,269
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (e)	949,159	949,649
Series 2004-NC2 Class M1, 5.87% 12/25/33 (e)	1,307,362	1,308,780
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.04% 8/25/32 (e)	815,000	815,567
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	5,150,000	1,823,770
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	2,300,000	357,219
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	441,244	440,423
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	827,497	801,680
Saxon Asset Securities Trust Series 2004-1 Class M1, 6.11% 3/25/35 (e)	2,395,000	2,395,901
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.92% 11/25/34 (e)	985,000	987,879
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (e)	172,951	173,782
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (e)	$ 3,540,000	$ 3,569,003
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.54% 6/15/12 (e)	3,980,000	3,980,000
Class C, 5.82% 6/15/12 (e)	2,375,000	2,375,000
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (c)(e)	2,584,120	2,583,861
TOTAL ASSET-BACKED SECURITIES (Cost $119,883,348)		119,247,227
Collateralized Mortgage Obligations - 12.1%

Private Sponsor - 3.7%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	865,000	843,609
Class C, 5.6984% 4/10/17	2,315,000	2,244,713
Class D, 5.6984% 5/10/17	1,160,000	1,126,007
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7773% 11/25/34 (e)	3,070,332	3,032,137
Series 2005-E Class 2A7, 4.6041% 6/25/35 (e)	3,890,000	3,792,088
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (e)(g)	39,781,319	4,849,343
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0795% 8/25/35 (e)	3,716,435	3,717,600
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (e)	3,853,782	3,860,636
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (e)	498,788	500,242
Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	1,221,615	1,224,541
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2971% 11/19/35 (e)	7,665,645	7,570,129
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 5.96% 12/20/54 (c)(e)	3,100,000	3,099,814
Series 2006-2 Class C1, 5.8281% 12/20/54 (e)	8,395,000	8,384,178
Series 2007-1:
Class 2B1, 5.48% 12/20/54 (e)	2,840,000	2,840,000
Class 2C1, 5.79% 12/20/54 (e)	1,575,000	1,573,216
Class 2M1, 5.61% 12/20/54 (e)	3,420,000	3,419,866
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8489% 4/25/35 (e)	3,188,096	3,143,266
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 546,143	$ 534,794
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (e)	1,644,893	1,651,014
Series 2004-E Class A2B, 5.6738% 11/25/29 (e)	1,219,357	1,221,788
Series 2004-G Class A2, 5.67% 11/25/29 (e)	731,212	731,410
Series 2005-B Class A2, 5.61% 7/25/30 (e)	823,455	823,823
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	9,911,167	8,378
Series 2003-G Class XA1, 1% 1/25/29 (g)	8,282,707	25,489
Series 2003-H Class XA1, 1% 1/25/29 (g)	6,513,408	24,845
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	8,450,000	8,271,852
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	4,073,737	4,084,364
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 6.77% 6/10/35 (c)(e)	1,647,049	1,667,637
Class B4, 6.97% 6/10/35 (c)(e)	1,471,241	1,491,470
Class B5, 7.57% 6/10/35 (c)(e)	999,333	1,015,572
Class B6, 8.07% 6/10/35 (c)(e)	601,451	613,480
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (e)	12,861,052	12,848,994
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,378,399	1,385,868
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,081,792	1,043,042
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	4,601,254
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(g)	8,368,565	15,192
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.69% 1/20/35 (e)	2,667,507	2,672,743
Series 2004-4 Class A, 5.6206% 5/20/34 (e)	1,381,584	1,381,694
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (e)	3,678,326	3,686,600
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.32% 9/25/35 (c)(e)	5,503,000	2,751,500
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (e)	2,925,713	2,928,145
Class A4, 5.59% 10/25/35 (e)	7,819,405	7,814,368
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2005-AR14 Class 1A1, 5.0641% 12/25/35 (e)	$ 10,661,077	$ 10,559,048
Series 2007-HY1 Class 4A1, 5.482% 2/25/37 (e)	8,480,448	8,417,752
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	394,136	403,374
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5981% 7/25/36 (e)	9,605,000	9,577,583
Series 2005-AR10 Class 2A2, 4.11% 6/25/35 (e)	5,927,678	5,839,716
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,832,409	10,639,396
Series 2006-AR8:
Class 2A6, 5.2404% 4/25/36 (e)	9,805,000	9,661,092
Class 3A1, 5.2392% 4/25/36 (e)	27,863,729	27,598,982
TOTAL PRIVATE SPONSOR		201,213,644
U.S. Government Agency - 8.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,446,761
Series 1999-57 Class PH, 6.5% 12/25/29	8,016,233	8,126,823
Series 2006-45 Class OP, 6/25/36 (h)	3,917,378	2,856,372
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	27,978,923
Series 2006-64:
Class MB, 5.5% 9/25/33 (i)	14,000,000	13,750,415
Class PB, 5.5% 9/25/33	20,000,000	19,632,354
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (e)	13,090,109	13,081,699
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	248,445	248,347
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,625,500
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,602,606
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,719,109
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	4,961,001
Series 2004-3 Class BA, 4% 7/25/17	395,213	378,408
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,522,468
Series 2004-86 Class KC, 4.5% 5/25/19	1,710,371	1,652,070
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,162,871
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	$ 3,990,605	$ 2,792,765
Series 2498 Class PD, 5.5% 2/15/16	835,813	834,969
Series 2543 Class PM, 5.5% 8/15/18	1,361,953	1,362,703
Series 2614 Class TD, 3.5% 5/15/16	4,833,310	4,667,560
Series 2665 Class PB, 3.5% 6/15/23	561,641	552,636
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,255,214
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,897,056
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,748,703
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,000,693
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,711,927
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,159,326
Class EG, 4.5% 4/15/19	13,500,000	12,709,945
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	21,145,913
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,250,459
Series 2836 Class EG, 5% 12/15/32	20,000,000	18,964,464
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,914,703
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,540,309
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,348,984
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,286,367
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,062,639
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,666,862
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	9,984,389
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,068,972
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,464,443
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,445,855
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,344,363
sequential payer:
Series 2672 Class NF, 4% 12/15/16	1,703,422	1,640,738
Series 2750 Class ZT, 5% 2/15/34	4,322,282	3,718,381
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,565,696
Series 2729 Class CN, 4% 12/15/20	14,520,204	13,913,512
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	32,615,757
TOTAL U.S. GOVERNMENT AGENCY		450,382,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $654,629,500)		651,595,674
Commercial Mortgage Securities - 9.6%
	Principal Amount	Value
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 35,503	$ 35,549
Series 1997-D5 Class PS1, 1.4514% 2/14/43 (e)(g)	45,789,971	1,489,278
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,619,192	2,597,567
Class A2, 5.317% 10/10/11	16,170,000	15,956,294
Class A3, 5.39% 2/10/14	3,670,000	3,597,176
Series 2006-5 Class XP, 0.832% 9/10/47 (g)	85,557,291	2,482,975
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	962,044
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	6,936,352
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	10,415,000	10,135,805
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 7.92% 11/15/15 (c)(e)	355,992	358,918
Bayview Commercial Asset Trust floater:
Series 2004-2 Class A, 5.75% 8/25/34 (c)(e)	2,481,928	2,486,582
Series 2004-3:
Class A2, 5.74% 1/25/35 (c)(e)	397,930	398,614
Class M1, 5.82% 1/25/35 (c)(e)	440,171	441,203
Class M2, 6.32% 1/25/35 (c)(e)	275,490	276,953
Series 2007-2A:
Class A1, 5.59% 7/25/37 (c)(e)	1,402,193	1,403,288
Class A2, 5.64% 7/25/37 (c)(e)	1,314,369	1,315,395
Class B1, 6.92% 7/25/37 (c)(e)	389,221	394,086
Class B2, 7.57% 7/25/37 (c)(e)	339,321	344,410
Class B3, 8.67% 7/25/37 (c)(e)	379,241	377,345
Class M1, 5.69% 7/25/37 (c)(e)	439,121	439,944
Class M2, 5.73% 7/25/37 (c)(e)	224,550	225,182
Class M3, 5.81% 7/25/37 (c)(e)	224,550	225,393
Class M4, 5.97% 7/25/37 (c)(e)	484,031	486,149
Class M5, 6.07% 7/25/37 (c)(e)	429,141	431,018
Class M6, 6.32% 7/25/37 (c)(e)	538,921	541,616
Series 2007-3:
Class B1, 6.27% 7/25/37 (c)(e)	387,536	387,536
Class B2, 6.92% 7/25/37 (c)(e)	1,008,587	1,008,587
Class B3, 9.32% 7/25/37 (c)(e)	516,715	516,715
Class M1, 5.63% 7/25/37 (c)(e)	337,852	337,852
Class M2, 5.66% 7/25/37 (c)(e)	357,726	357,726
Class M3, 5.69% 7/25/37 (c)(e)	586,273	586,273
Class M4, 5.82% 7/25/37 (c)(e)	919,156	919,156
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M5, 5.92% 7/25/37 (c)(e)	$ 462,062	$ 462,062
Class M6, 6.12% 7/25/37 (c)(e)	347,789	347,789
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (e)	7,090,644	6,974,373
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-PWR2 Class A3, 4.834% 5/11/39	10,515,933	10,353,085
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	2,395,000	2,377,241
Class D, 4.986% 5/14/16 (c)	875,000	869,275
Class E, 5.064% 5/14/16 (c)	2,705,000	2,691,057
Class F, 5.182% 5/14/16 (c)	650,000	648,015
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,486,110
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,779,108
Class F, 7.734% 1/15/32	920,000	964,016
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(e)	2,080,000	2,132,106
COMM:
floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(e)	34,286	34,324
Series 2006-C8 Class A3, 5.31% 12/10/46	36,125,000	35,258,076
Commercial Mortgage pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	19,926,888
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,712,729
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	517,603	520,945
Series 2003-C4 Class A3, 4.7% 8/15/36 (e)	320,000	312,160
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,689,592
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,086,079
Series 1999-C1 Class E, 7.8862% 9/15/41 (e)	5,030,000	5,282,400
Series 2003-C3 Class ASP, 1.7654% 5/15/38 (c)(e)(g)	47,905,748	2,020,664
Series 2004-C1 Class ASP, 0.7919% 1/15/37 (c)(e)(g)	35,750,391	884,347
Series 2006-C1 Class A3, 5.5549% 2/15/39 (e)	58,616,000	58,349,139
Series 2006-OMA:
Class H, 5.805% 5/15/23 (e)	950,000	888,604
Class J, 5.805% 5/15/23 (c)(e)	1,605,000	1,473,108
Commercial Mortgage Securities - continued
	Principal Amount	Value
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	$ 13,185,000	$ 13,283,336
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,933,431
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,857,431
General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (c)	12,680,000	12,730,838
Series 1:
Class D2, 6.992% 11/15/07 (c)	13,890,000	13,939,529
Class E2, 7.224% 11/15/07 (c)	8,260,000	8,279,926
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer:
Series 2002-26 Class C, 6.0008% 2/16/24 (e)	3,222,321	3,250,131
Series 2002-35 Class C, 5.874% 10/16/23 (e)	345,646	348,855
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	6,268,195	6,098,316
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 2005-C1 Class A2, 4.471% 5/10/43 (e)	3,750,000	3,659,904
Series 2004-C3 Class X2, 0.694% 12/10/41 (e)(g)	5,807,720	118,541
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,945,402
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	6,715,000	6,715,373
Series 2003-C1 Class XP, 2.0337% 7/5/35 (c)(e)(g)	23,544,518	1,189,043
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,393,204
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class H, 5.97% 3/1/20 (c)(e)	480,000	480,000
Class J:
6.17% 3/1/20 (c)(e)	690,000	690,216
6.37% 3/1/20 (c)(e)	480,000	480,000
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,094,642
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	5,835,000	6,048,468
Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	4,103,000	4,150,236
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	10,200,000	10,182,937
GS Mortgage Securities Trust:
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	9,601,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
Series 2007-GG10 Class A1, 5.69% 8/10/45	$ 3,535,000	$ 3,543,157
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	3,200,000	3,361,135
J.P. Morgan Commercial Mortgage Finance Corp. sequential payer Series 1998-C6 Class A3, 6.613% 1/15/30	1,974,806	1,974,567
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,647,128
Series 2006-CB14 Class A3B, 5.4859% 12/12/44 (e)	2,375,000	2,348,752
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	9,307,000	8,910,896
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	802,182
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,942,354
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	5,058,443	5,106,856
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	980,302
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,165,623
Series 2006-C7 Class A1, 5.279% 11/15/38	1,467,728	1,462,022
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,473,750
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,078,413
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,766,804
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,446,230
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	1,337,767
Morgan Stanley ABS Capital I Trust Series 2006-HQ8 Class A3, 5.441% 3/12/16 (e)	5,075,000	5,040,390
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	2,554,136	2,567,461
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (e)	8,435,000	8,252,979
Series 2007-IQ14 Class A1, 5.38% 4/15/49	7,222,382	7,175,267
Series 2006-T23 Class A3, 5.8069% 8/12/41 (e)	2,485,000	2,503,932
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	3,750,227
Morgan Stanley Capital I, Inc.:
sequential payer Series 1999-WF1 Class A2, 6.21% 11/15/31	1,277,006	1,283,314
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.: - continued
Series 1999-RM1 Class E, 7.0009% 12/15/31 (e)	$ 824,000	$ 840,724
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3525% 3/12/35 (c)(e)(g)	29,978,822	1,249,433
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,189,907
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (c)	4,300,000	4,491,695
Class E3, 7.253% 3/15/13 (c)	3,100,716	3,128,561
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C24 Class A2, 5.506% 3/15/45	2,669,649	2,667,207
Series 2006-C29 Class A3, 5.319% 11/15/48	7,500,000	7,304,739
Series 2007-C31 Class A1, 5.14% 4/15/47	2,858,583	2,823,701
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,651,514
Series 2006-C25 Class AM, 5.7642% 5/15/43 (e)	14,540,000	14,461,529
Series 2007-C31 Class C, 5.877% 4/15/47 (e)	4,335,000	4,183,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $524,787,321)		516,361,603
Municipal Securities - 0.2%

California Gen. Oblig. 5% 9/1/35 (Cost $12,849,116)	12,100,000	12,357,730
Foreign Government and Government Agency Obligations - 0.2%

Israeli State:
4.625% 6/15/13	2,840,000	2,687,103
5.5% 11/9/16	9,750,000	9,495,935
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		12,183,038
Fixed-Income Funds - 22.0%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $1,198,023,586)	12,046,482	1,189,710,562
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e)	$ 7,065,000	$ 7,105,726
Cash Equivalents - 9.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 139,861,386	139,799,000
5.39%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) # (a)	364,598,715	364,435,000
TOTAL CASH EQUIVALENTS (Cost $504,234,000)		504,234,000
TOTAL INVESTMENT PORTFOLIO - 130.5% (Cost $7,113,112,036)		7,057,135,386
NET OTHER ASSETS - (30.5)%		(1,649,637,272)
NET ASSETS - 100%		$ 5,407,498,114
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 2,800,000	(1,156,277)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	(104,239)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34

	Oct. 2034	$ 1,100,000	$ (127,158)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	1,160,000	(284,273)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	1,026,000	(68,562)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	1,026,000	(276,680)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-WMC1 Class B3, 7.5% 12/25/35	Jan. 2036	2,800,000	(840,532)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .30%	Sept. 2017	4,100,000	(337)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	$ 3,280,000	$ (5,317)
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	3,465,000	782
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,700,000	(2,852)
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	2,800,000	(13,484)
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	4,900,000	(31,178)
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	7,750,000	(10,216)
Receive from Deutsche Bank upon credit event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15, and pay quarterly notional amount multiplied by ..49%	Sept. 2012	12,500,000	(1,178)
Receive from Deutsche Bank upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	(121,897)
Receive from Deutsche Bank upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	(2,205)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	$ 5,700,000	$ 33,244
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	19,462,000	(75,532)
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	2,800,000	(7,918)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(158,712)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	(150,326)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	3,600,000	(403,232)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	5,700,000	(62,603)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(72,270)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 1,026,000	$ (9,395)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(69,933)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(13,979)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(11,514)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	6,700,000	(3,102,280)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(151,504)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	(163,978)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36

	Sept. 2036	$ 3,600,000	$ (610,807)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	90,346	(965)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	135,492	(35,253)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	80,583	(60,254)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(947,263)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,555,000	(822,751)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	3,400,000	(850,574)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3,
7.22% 4/25/36

	May 2036	$ 6,700,000	$ (3,384,677)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,200,000	(375,674)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(1,783,948)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(1,690,797)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(228,524)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	3,000,000	(1,056,261)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(331,481)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36

	Oct. 2036	$ 2,200,000	$ (786,738)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	72,758
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	19,095
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	680,000	931
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2009	15,000,000	(2,336)
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	15,000,000	11,748
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	May 2012	6,100,000	(5,020)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	3,100,000	12,335
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 9,734,000	$ 22,720
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	5,605,000	13,083
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	6,500,000	17,081
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,450,000	54,834
TOTAL CREDIT DEFAULT SWAPS		257,280,421	(20,214,273)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	817,985
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	98,500,000	(650,307)
Receive semi-annually a fixed rate equal to 4.9625% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	150,000,000	(898,500)
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	100,000,000	(1,228,360)
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	150,085,000	1,737,594
TOTAL INTEREST RATE SWAPS		590,690,000	(221,588)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	$ 100,000,000	$ (1,371,992)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	6,006,000	(82,184)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	18,800,000	(254,981)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	50,000,000	(678,142)
TOTAL TOTAL RETURN SWAPS		174,806,000	(2,387,299)
		$ 1,022,776,421	$ (22,823,160)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $333,044,345 or 6.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,424,063.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$139,799,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 8,559,187
BNP Paribas Securities Corp.	5,563,471
Banc of America Securities LLC	42,148,284
Bank of America, NA	17,118,373
Barclays Capital, Inc.	16,739,007
Bear Stearns & Co., Inc.	21,140,056
UBS Securities LLC	28,530,622
$ 139,799,000
$364,435,000 due 7/02/07 at 5.39%
Barclays Capital, Inc.	$ 64,165,884
Bear Stearns & Co., Inc.	104,260,110
Countrywide Securities Corp.	141,793,749
WestLB AG	54,215,257
$ 364,435,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 44,682,851
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 972,989,715	$ 225,012,566	$ -	$ 1,189,710,562	7.8%
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,110,140,659. Net unrealized depreciation aggregated $53,005,273, of which $21,367,219 related to appreciated investment securities and $74,372,492 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007